Annual Total Returns - Fidelity Managed Retirement Income Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-03 - Fidelity Managed Retirement Income Fund - Fidelity Advisor Managed Retirement Income Fund-Class I
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	11.26%
Annual Return 2011	0.36%
Annual Return 2012	9.86%
Annual Return 2013	11.18%
Annual Return 2014	4.99%
Annual Return 2015	(0.27%)
Annual Return 2016	5.25%
Annual Return 2017	7.08%
Annual Return 2018	(1.82%)
Annual Return 2019	10.57%